Taxes (Details) - Schedule of Income Tax (Benefit) Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred
Deferred	$ (454)	$ 807,412	$ (232,363)
Total	(226)	808,970	(236,581)
China [Member]
Current
Current	228	1,560
Deferred
Deferred	$ (454)	$ 807,410	$ (236,581)